LOSS PER SHARE (Details Textual) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Options and Warrants Outstanding	$ 945,220	$ 847,777	$ 861,287	$ 637,277